SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-bASED COMPENSATION

Prior to January 1, 2008, pursuant to the company's Share Incentive Plan which allows the Company to offer share incentive awards to employees, officers, directors, individual consultants or advisors who rendered services to the Group, 2,500,000 options were authorized and 2,050,900 options were granted, which generally vest over four years and have a 10-year contract term.

On January 10, 2008, under the Share Incentive Plan, the Company further granted options to purchase 716,226 ordinary shares to certain employees at an exercise price of $1.283 per share.

On February 5, 2008, the shareholders granted approval for its Second Share Incentive Plan (the "Second Plan"). The Second Plan is open to members of the Board of the Group, as well as employees and consultants as determined by the Compensation Committee of the Board. The maximum number of shares that may be issued pursuant to the Second Plan is 4,190,748. The Company granted 2,397,301 and 1,078,785 restricted common shares to its then CEO and CFO on the same day, which vest one third annually over the following three years.

On January 9, 2009, the Group granted options to purchase 260,002 and 80,640 ordinary shares to certain employees at an exercise price of $1.283 and $0.7 per share, respectively. The options expire ten years from the date of grant, with one-fourth of the options vesting on each of the following four grant date anniversaries. At the same date, the Group also granted options to purchase 100,002 ordinary shares to a consultant at an exercise price of $0.7 per share. The shares subject to the option was vested on December 31, 2009 and is exercisable within 5 years from the date the option is vested.

In 2010, 2011 and 2012, the Group did not grant any additional options to employees.

The Group recorded $543,510, ($108,222) and $217 as compensation expense (reversal) for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group records share-based compensation based on the grant date fair value of the option. The weighted average grant-date fair value of options granted during year 2008 and 2009 was $1.20 and $0.22 per share, respectively, computed using the binomial option-pricing formula that uses the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period. The Group uses historical data to estimate option exercise and employee termination within the pricing formula. The contractual life of the option is 6 to 10 years. The risk-free rate for periods within the contractual life of the option is based on the yield of US Treasury Bond.

2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Volatility rate	84%
Dividend yield	0%

A summary of the option activities is follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2012	676,744	$1.197
Forfeited	(332,554)	$1.283
Outstanding at December 31, 2012	344,190	$1.114	3.83	$-
Options vested or expected to vest at December 31, 2012	344,190	$1.114	3.83	$-
Options exercisable at December 31, 2012	344,190	$1.114	3.83	$-

As of December 31, 2012, there was no unrecognized compensation expense related to unvested share-based compensation.